Segment and Related Information - Schedule of Segment Reporting Information (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Revenues	$ 428,479	$ 380,801	$ 925,626	$ 700,792	$ 861,410	$ 37,995
Net Income (loss)	(2,986,727)	$ (407,085)	(4,671,520)	$ (1,261,979)	(2,665,779)	(3,565,272)
Depreciation and Amortization					269,000
Capital Expenditures					151,000
Goodwill	5,180,141		5,180,141		5,155,141	4,456,250
Total Assets	$ 10,268,010		$ 10,268,010		8,591,774	$ 7,754,543
Franchise Royalties and Fees [Member]
Revenues					523,000
Net Income (loss)					(124,000)
Depreciation and Amortization
Capital Expenditures
Goodwill					699,000
Total Assets					1,610,000
Company Owned Stores [Member]
Revenues					174,000
Net Income (loss)					(330,000)
Depreciation and Amortization					54,000
Capital Expenditures					142,000
Goodwill
Total Assets					1,124,000
Esports Revenue [Member]
Revenues					165,000
Net Income (loss)					(345,000)
Depreciation and Amortization					215,000
Capital Expenditures					9,000
Goodwill					4,456,000
Total Assets					5,750,000
Corporates [Member]
Revenues
Net Income (loss)					(1,856,000)
Depreciation and Amortization
Capital Expenditures
Goodwill
Total Assets					$ 108,000